UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     CROESUS CAPITAL MANAGEMENT COR
Address:  12 E. 49TH ST.
          NEW YORK, N.Y. 10017

13 File Number: 28-4772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      RICHARD F. PITONZO
Title:
Phone:
Signature, Place and Date of Signing:

    RICHARD F. PITONZO  August 12, 1999


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    7223

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALCOA INC COM                  COMMON STOCK     013817101      371     6000 SH       SOLE                   6000        0        0
D HALLIBURTON CO COM USD2.5      COMMON STOCK     406216101     1289    28500 SH       SOLE                  28500        0        0
D PHELPS DODGE CORP COM          COMMON STOCK     717265102      743    12000 SH       SOLE                  12000        0        0
D PHILIPPINE LONG DISTANCE TEL C ADRS STOCKS      718252604      271     9000 SH       SOLE                   9000        0        0
D RIO TINTO PLC SPONS ADR        ADRS STOCKS      767204100      504     7500 SH       SOLE                   7500        0        0
D ROSTELECOM SPONSORED ADR       ADRS STOCKS      778529107      294    30000 SH       SOLE                  30000        0        0
D SCHLUMBERGER LTD USD .01 COM   COMMON STOCK     806857108     1273    20000 SH       SOLE                  20000        0        0
D TELEFONOS DE MEXICO SA TELMEX  ADRS STOCKS      879403780      727     9000 SH       SOLE                   9000        0        0
D TELKOM PT ADR REPRESENTING 20  ADRS STOCKS      715684106      310    25000 SH       SOLE                  25000        0        0
D TEXACO INC USD3.125 COM        COMMON STOCK     881694103      779    12500 SH       SOLE                  12500        0        0
D TOSCO CORP COM                 COMMON STOCK     891490302      389    15000 SH       SOLE                  15000        0        0
D TUBOSCOPE INC INTERNATIONAL CO COMMON STOCK     898600101      273    20000 SH       SOLE                  20000        0        0
S REPORT SUMMARY                 12 DATA RECORDS                7223        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED